Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Tax loss carryforwards	$ 806	$ 435
Accruals and reserves	98	90
Tax credits	84	57
Capital and intangible assets	39	35
Stock-based compensation expense	34	54
Research and development expenditures	156	88
Lease liabilities	74	130
Share issuance costs	5	10
Other deferred tax assets	1	0
Total deferred tax assets, before valuation allowance	1,297	899
Valuation allowance	(1,039)	(630)
Total deferred tax assets	258	269
Deferred tax liabilities
Equity and other investments	(77)	(23)
Outside basis difference of foreign subsidiaries	(104)	(24)
Lease assets	(29)	(90)
Intangible assets	(6)	(104)
Other deferred tax liabilities	(4)	(3)
Total deferred tax liabilities	(220)	(244)
Total deferred tax assets, net	$ 38	$ 25